[Logo]
                                     Liberty
                              Growth & Income Fund

                          Annual Report, June 30, 2000

                               [graphic omitted]

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PRESIDENT'S MESSAGE
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[Photo of Stephen E. Gibson]

Dear Shareholder:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The Fund's fiscal year proved to be one of significant fluctuation as investor sentiment seemed to shift from continued optimism to one of concern in just a matter of months. As 1999 came to a close, stocks again showed strength, particularly larger-cap stocks, which ended the year with another double-digit return. Early in 2000, the environment began to change. First, large-company stocks started losing ground while smaller-cap technology names came to the forefront. As the year progressed, a broad range of stocks, including technology stocks, struggled to regain their footing.

The volatile and somewhat shaky market environment was spurred on in large part by growing concerns about the rapid pace of economic growth in the U.S. The economy's surprising strength increased the threat of higher inflation, a trend that is historically negative for stocks and bonds. The Federal Reserve (the
Fed) paid significant attention to the economy's rapid expansion, and raised interest rates on short-term securities by 1.5% from 1999 through the end of the Fund's fiscal year. The Fed's ongoing efforts seemed to encourage investors that inflation would remain under control, and stock markets began to stabilize by the end of the Fund's fiscal year.

The following report provides a discussion of your Fund and the economic and market factors that have had an impact on its performance. Thank you for including Liberty Growth & Income Fund as part of your portfolio and allowing us to help you meet your investment goals.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    August 10, 2000

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  PERFORMANCE HIGHLIGHTS (AS OF 6/30/00)

  NET ASSET VALUE PER SHARE
        Class A                                                   $20.60
        Class B                                                   $19.88
        Class C                                                   $19.99
        Class Z                                                   $20.70
        DISTRIBUTIONS DECLARED PER SHARE (7/1/99 - 6/30/00)
        Class A                                                   $1.500
        Class B                                                   $1.500
        Class C                                                   $1.500
        Class Z                                                   $1.500

-------------------------------------------------------------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Change in Value of a
$10,000 Investment for Class A Shares
7/1/92 - 6/30/00

-------------------------------------------------------------------------------

  CHANGE IN VALUE OF A $10,000 INVESTMENT
  IN ALL SHARE CLASSES
  FROM 7/1/92 - 6/30/00

                                                  With              Without
                                                  Sales              Sales
                                                 Charge             Charge
  -------------------------------------------------------------------------
  Class A                                        $32,693            $34,688
  -------------------------------------------------------------------------
  Class B                                        $32,606            $32,606
  -------------------------------------------------------------------------
  Class C                                        $32,626            $32,626
  -------------------------------------------------------------------------
  Class Z                                          --               $34,849

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The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Average Annual Total Returns as of 6/30/00

Share Class                                 A                       B                        C                Z
Inception Date                            7/1/92                  7/1/92                   7/1/94           1/11/99
--------------------------------------------------------------------------------------------------------------------
                                  Without         With      Without      With        Without      With      Without
                                   sales         sales       sales      sales         sales       sales      sales
                                   charge        charge     charge      charge        charge     charge     charge
--------------------------------------------------------------------------------------------------------------------
1 year                              1.43%        -4.40%      0.64%      -4.03%         0.68%     -0.25%      1.72%
--------------------------------------------------------------------------------------------------------------------
5 years                            18.49%        17.10%     17.59%      17.38%        17.59%     17.59%     18.60%
--------------------------------------------------------------------------------------------------------------------
Life of Fund                       16.81%        15.95%     15.91%      15.91%        15.92%     15.92%     16.88%

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-0% and the Class C contingent deferred sales charge of 1% for the first year only.
Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Classes C and Z share performance information includes returns of the Fund's Class B and Class A shares respectively
(as their expense structure more closely resembles that of the newer classes) for periods prior to the inception of the newer classes. Share class returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees)
between the older and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been different.

                      LGIF without      LGIF with
                      sales charge     sales charge   S&P 500 Index
         ----------------------------------------------------------
         07/01/92       $10,000         $ 9,425         $10,000
         07/31/92        10,421           9,821          10,408
         08/31/92        10,140           9,557          10,195
         09/31/92        10,210           9,623          10,315
         10/31/92        10,289           9,698          10,351
         11/30/92        10,660          10,047          10,703
         12/31/92        10,957          10,327          10,834
         01/31/93        11,088          10,450          10,925
         02/28/93        11,078          10,441          11,074
         03/31/93        11,599          10,932          11,307
         04/30/93        11,359          10,706          11,034
         05/31/93        11,750          11,074          11,328
         06/30/93        11,891          11,207          11,361
         07/31/93        11,790          11,112          11,316
         08/31/93        12,232          11,529          11,745
         09/30/93        12,413          11,699          11,654
         10/31/93        12,494          11,775          11,895
         11/30/93        12,283          11,576          11,782
         12/31/93        12,512          11,793          11,925
         01/31/94        12,770          12,036          12,331
         02/28/94        12,471          11,754          11,996
         03/31/94        12,017          11,326          11,474
         04/30/94        12,038          11,345          11,621
         05/31/94        12,182          11,482          11,811
         06/30/94        11,896          11,212          11,521
         07/31/94        12,144          11,446          11,899
         08/31/94        12,684          11,954          12,386
         09/30/94        12,528          11,807          12,084
         10/31/94        12,694          11,964          12,355
         11/30/94        12,297          11,573          11,905
         12/31/94        12,469          11,752          12,081
         01/31/95        12,781          12,046          12,394
         02/28/95        13,382          12,612          12,876
         03/31/95        13,704          12,916          13,256
         04/30/95        14,005          13,199          13,646
         05/31/95        14,583          13,744          14,190
         06/30/95        14,851          13,997          14,519
         07/31/95        15,332          14,451          15.000
         08/31/95        15,244          14,367          15,037
         09/30/95        15,769          14,863          15,672
         10/31/95        15,669          14,768          15,616
         11/30/95        16,240          15,307          16,300
         12/31/95        16,148          15,219          16,614
         01/31/96        16,585          15,632          17,179
         02/29/96        16,852          15,883          17,339
         03/31/96        16,864          15,895          17,505
         04/30/96        17,483          16,478          17,763
         05/31/96        17,920          16,890          18,219
         06/30/96        17,650          16,635          18,288
         07/31/96        16,698          15,738          17,480
         08/31/96        17,223          16,232          17,849
         09/30/96        17,979          16,945          18,852
         10/31/96        18,443          17,382          19,372
         11/30/96        19,796          18,658          20,835
         12/31/96        19,325          18,214          20,422
         01/31/97        20,651          19,463          21,697
         02/28/97        20,690          19,500          21,868
         03/31/97        19,960          18,812          20,972
         04/30/97        21,167          19,950          22,222
         05/31/97        22,427          21,137          23,579
         06/30/97        23,319          21,978          24,629
         07/31/97        25,446          23,983          26,587
         08/31/97        24,489          23,081          25,098
         09/30/97        25,858          24,371          26,471
         10/31/97        24,622          23,206          25,587
         11/30/97        25,553          24,084          26,771
         12/31/97        26,123          24,621          27,232
         01/31/98        26,392          24,874          27,531
         02/28/98        28,311          26,683          29,516
         03/31/98        29,703          27,995          31,028
         04/30/98        29,689          27,981          31,344
         05/31/98        28,926          27,262          30,805
         06/30/98        30,004          28,279          32,056
         07/31/98        29,464          27,770          31,716
         08/31/98        24,700          23,280          27,133
         09/30/98        25,794          24,311          28,872
         10/31/98        27,922          26,317          31,216
         11/30/98        29,645          27,940          33,108
         12/31/98        31,362          29,558          35,015
         01/31/99        32,193          30,342          36,479
         02/28/99        30,847          29,073          35,344
         03/31/99        31,865          30,033          36,758
         04/30/99        32,741          30,859          38,181
         05/31/99        32,286          30,430          37,280
         06/30/99        34,197          32,231          39,341
         07/31/99        33,305          31,390          38,118
         08/31/99        32,929          31,035          37,927
         09/30/99        31,677          29,856          36,888
         10/31/99        33,008          31,110          39,223
         11/30/99        33,367          31,449          40,019
         12/31/99        34,939          32,930          42,372
         01/31/00        33,070          31,168          40,245
         02/29/00        31,790          29,962          39,485
         03/31/00        35,360          33,327          43,346
         04/30/00        35,360          33,327          42,042
         05/31/00        35,123          33,104          41,180
         06/30/00        34,688          32,693          42,193

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    TOP 10 HOLDINGS AS OF 6/30/00

    GENERAL ELECTRIC                                                  2.9%
    CITIGROUP                                                         2.7%
    INTEL                                                             2.7%
    CISCO SYSTEMS                                                     2.5%
    EXXON MOBIL                                                       2.5%
    PFIZER                                                            1.6%
    SBC COMMUNICATIONS                                                1.5%
    ROYAL DUTCH PETROLEUM                                             1.3%
    AMERICAN INT'L GROUP                                              1.3%
    IBM                                                               1.2%

    HOLDINGS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO HOLD THESE SECURITIES IN THE FUTURE.

    HELD
    ---------------------------------------------------------------------------
    ENERGY (10.3% OF NET ASSETS)
    HIGHER OIL PRICES HAVE ENCOURAGED INCREASED DRILLING ACTIVITY TO TRY
    TO SATISFY RISING DEMAND. THIS HAS BOOSTED BUSINESS FOR A NUMBER OF
    OIL SERVICE COMPANIES, INCLUDING SCHLUMBERGER (1.0% OF NET ASSETS)
    WHICH PROVIDES EQUIPMENT AND SERVICES THAT ARE USED IN THE DRILLING PROCESS. SCHLUMBERGER IS WELL POSITIONED TO TAKE ADVANTAGE OF THE
    INCREASE IN OIL EXPLORATION AND RECOVERY.

    HELD
    ---------------------------------------------------------------------------
    INTEL (2.7% OF NET ASSETS)
    SEMICONDUCTOR STOCKS HAVE BEEN PERFORMING WELL, AND THE INDUSTRY
    LEADER, INTEL, CONTINUES TO ROLL ALONG. ITS STRONG FOOTHOLD IN THE
    PERSONAL COMPUTER MARKETPLACE IS ONLY PART OF THE STORY. INTEL IS EXPERIENCING ITS MOST SIGNIFICANT GROWTH BY PROVIDING SEMICONDUCTORS
    USED FOR THE FAST-GROWING WIRELESS COMMUNICATIONS INDUSTRY. A RECENT
    TREND OF TIGHTER SUPPLIES FOR SEMICONDUCTORS SHOULD IMPROVE PRICING
    AND PROFITABILITY FOR INTEL THROUGH 2001, ALLOWING THE COMPANY TO
    MAINTAIN ITS SOLID POSITION OF STRENGTH IN THE INDUSTRY.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
-------------------------------------------------------------------------------

MAINTAINED STRATEGY IN A
CHALLENGING ENVIRONMENT
For the 12-month period ended June 30, 2000, the Fund's Class A shares had a total return of 1.43%, not including the sales charge. This return was much better than comparable large capitalization value funds ranked by Morningstar
(TM), which earned a return of negative 5.21% for the same period. Both the Fund and its peer group lagged the S&P 500 Index, which had a total return of 7.24% for the 12 months.

The past year again proved challenging for the disciplined investment style we employ. Our focus continues to be on finding stocks within the S&P 500 Index with strong potential for return that offer currently attractive prices. Our bias toward value stocks proved to be out of favor through most of the year. Also, the Fund's highly diversified approach, investing in each segment of the S&P 500 Index without placing major emphasis in a particular sector, prevented us from taking full advantage of the most attractive areas of the market. In the first half of the fiscal year, technology stocks again proved to be the dominant force. Those stocks slowed their pace early in 2000, but by then, the market as a whole pulled back a bit from the significant rise it has enjoyed in recent years.

HELPED BY GOOD STOCK SELECTION
The Fund's return benefited from our disciplined investment strategy and our ability to identify and purchase some of the best stocks within different industries represented in the S&P 500 Index. Another reason we were able to maintain solid performance in this difficult environment was a slightly heavier-than-average weighting in energy and semiconductor stocks.

(C) 2000 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

FINANCIAL STOCKS SUFFER DUE TO RATE HIKES
One of the most significant trends of the past year was that the Federal Reserve raised short-term interest rates by 1.5%. This led to volatility for most of the bond market, and the interest rate hikes had a negative effect on financial companies. The bottom line of these firms can be negatively affected by rising interest rates, and the upward trend in rates generally drove investors away from stocks of financial firms, depressing their prices.

A PERIOD OF MODEST EXPECTATIONS
Many investors may have come to expect the markets to continue to deliver double-digit returns, which has been the case for several years. There has been an unprecedented run of strength, but it appears that, for the near term, it may make sense to maintain more modest expectations. The first half of 2000 was generally a difficult period for stocks, notable for extreme market volatility. While we anticipate that the volatility will continue, we expect the environment to improve slightly for stocks through the rest of 2000. The Federal Reserve appears to be finished raising interest rates for now, assuming their efforts to date are successful in slowing economic growth and keeping inflation under control. If that scenario occurs, investors are likely to breathe easier. However, the sustained bull run in the stock market has resulted in high stock prices relative to company earnings. This adds a certain amount of risk to the environment. We believe the best way to cope with that risk is to maintain a broadly diversified portfolio, a strategy we will continue to employ in this Fund.

An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments. Changes in interest rates, changes in financial strength of issuers of lower rated bonds, and foreign, political and economic developments also may affect Fund performance.

Effective August 1, 2000, Harvey B. Hirshhorn and Scott Schermerhorn became managers of the Fund, replacing Mark Stoeckle. Mr. Hirschhorn and Mr. Schermerhorn are senior vice presidents of Colonial Management Associates, Inc.

-------------------------------------------------------------------------------
SECTOR BREAKDOWN (AS OF 6/30/00)
-------------------------------------------------------------------------------

                  Technologies:                    22.2%
                  Financials:                      19.0%
                  Consumer Staples:                10.4%
                  Energy:                          10.3%
                  Healthcare:                       9.6%
                  Capital Goods:                    8.4%
                  Comm. Services:                   6.6%
                  Consumer Cyclical:                6.0%
                  Basic Materials:                  3.4%
                  Utilities:                        2.6%
                  Trnasportation:                   1.5%

INDUSTRY SECTORS IN THE FOLLOWING FINANCIAL STATEMENTS ARE BASED UPON THE STANDARD INDUSTRIAL CLASSIFICATIONS (SIC) AS PUBLISHED BY THE U.S. OFFICE OF MANAGEMENT AND BUDGET. THE SECTOR CLASSIFICATIONS USED ON THIS PAGE ARE BASED UPON THE ADVISOR'S DEFINED CRITERIA AS USED IN THE INVESTMENT PROCESS.

BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE SECTOR ALLOCATIONS IN THE FUTURE.

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INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------

June 30, 2000
(In thousands)

COMMON STOCKS - 94.4%                                     SHARES       VALUE
-------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.3%
FORESTRY
Canadian National Railway Co.                               133      $    3,885
                                                                     ----------
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 19.5%
DEPOSITORY INSTITUTIONS - 5.9%
Bank of America Corp.                                       231           9,943
Chase Manhattan Corp.                                       186           8,588
City National Corp.                                         120           4,242
FleetBoston Financial Corp.                                 349          11,852
Golden State Bancorp, Inc. (a)                              171           3,083
Golden West Financial Corp.                                  89           3,636
J.P. Morgan & Co., Inc.                                      55           6,068
MBNA Corp.                                                  210           5,704
PNC Bank Corp.                                              105           4,917
Pacific Century Financial Corp.                             146           2,128
Sovereign Bancorp, Inc.                                     505           3,552
UnionBanCal Corp.                                           155           2,879
Wells Fargo & Co.                                            58           2,240
                                                                     ----------
                                                                         68,832
                                                                     ----------
FINANCIAL SERVICES - 0.7%
AXA Financial, Inc.                                          61           2,057
Cincinnati Financial Corp.                                  188           5,920
                                                                     ----------
                                                                          7,977
                                                                     ----------
INSURANCE CARRIERS - 8.2%
Ace, Ltd.                                                    82           2,288
Ambac Financial Group, Inc.                                  41           2,220
American International Group, Inc.                          132          15,542
Citigroup, Inc.                                             523          31,529
HCA-The Healthcare Corp.                                    346          10,513
Loews Corp.                                                  42           2,520
MGIC Investment Corp.                                       123           5,597
Nationwide Financial Services, Inc., Class A                229           7,519
PMI Group, Inc.                                             131           6,227
United Healthcare Corp.                                     127          10,865
                                                                     ----------
                                                                         94,820
                                                                     ----------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.6%
American Express Co.                                        144           7,506
Capital One Financial Corp.                                  72           3,217
Fannie Mae                                                  163           8,527
Freddie Mac                                                 108           4,386
Household International, Inc.                                83           3,462
Providian Financial Corp.                                    30           2,709
                                                                     ----------
                                                                         29,807
                                                                     ----------
SECURITY BROKERS & DEALERS - 2.1%
Bear Stearns Cos., Inc.                                      30           1,256
Lehman Brothers Holdings, Inc.                              101           9,541
Morgan Stanley Dean Witter & Co.                            166          13,811
                                                                     ----------
                                                                         24,608
                                                                     ----------
MANUFACTURING - 48.8%
CHEMICALS & ALLIED PRODUCTS - 8.4%
Amgen, Inc.                                                  81        $  5,676
Bristol-Myers Squibb Co.                                    166           9,681
Dow Chemical Co.                                            351          10,581
E.I. du Pont de Nemours & Co.                                60           2,634
Eli Lilly & Co.                                             115          11,436
FMC Corp. (a)                                                43           2,506
Johnson & Johnson                                            70           7,121
Merck & Co., Inc.                                           156          11,938
Mylan Laboratories, Inc.                                    239           4,355
Pfizer, Inc.                                                389          18,657
Procter & Gamble Co.                                        157           9,006
Schering-Plough Corp.                                        86           4,363
                                                                     ----------
                                                                         97,954
                                                                     ----------
COMMUNICATIONS EQUIPMENT - 1.5%
ADC Telecommunications, Inc. (a)                             82           6,836
Comverse Technology, Inc. (a)                                32           2,995
Lucent Technologies, Inc.                                    43           2,536
Nokia Oyj ADR                                               112           5,613
                                                                     ----------
                                                                         17,980
                                                                     ----------
ELECTRICAL INDUSTRIAL EQUIPMENT - 2.9%
General Electric Co.                                        641          33,947
                                                                     ----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.5%
Applied Micro Circuits Corp. (a)                             12           1,145
Atmel Corp. (a)                                             117           4,311
                                                                     ----------
                                                                          5,456
                                                                     ----------
ELECTRONIC COMPONENTS - 5.1%
Analog Devices, Inc. (a)                                     83           6,300
Intel Corp.                                                 233          31,122
LSI Logic Corp. (a)                                          53           2,879
Microchip Technology, Inc. (a)                              116           6,747
PMC-Sierra, Inc. (a)                                         17           2,985
RF Micro Devices, Inc. (a)                                   47           4,153
Texas Instruments, Inc.                                      78           5,385
                                                                     ----------
                                                                         59,571
                                                                     ----------
FOOD & KINDRED PRODUCTS - 5.5%
Anheuser Busch Cos., Inc.                                   163          12,144
Bestfoods                                                   191          13,199
The Coca Cola Co.                                            20           1,132
PepsiCo, Inc.                                               263          11,678
Philip Morris Cos., Inc.                                    280           7,448
Quaker Oats Co.                                             121           9,090
The Pepsi Bottling Group, Inc.                              325           9,480
                                                                     ----------
                                                                         64,171
                                                                     ----------
HOUSEHOLD APPLIANCES - 0.3%
Whirlpool Corp.                                              85           3,968
                                                                     ----------
LUMBER & WOOD PRODUCTS - 0.2%
Weyerhaeuser Co.                                             51           2,184
                                                                     ----------

MACHINERY & COMPUTER EQUIPMENT - 8.0%
Apple Computer, Inc.                                         50           2,598
Applied Materials, Inc. (a)                                 129          11,709
Cisco Systems, Inc. (a)                                     456          28,997
EMC Corp. (a)                                               108           8,340
Gateway, Inc. (a)                                            51           2,894
Hewlett-Packard Co.                                          90          11,289
International Business Machines Corp.                       131          14,331
International Game Technology                                61           1,624
Sun Microsystems, Inc. (a)                                  124          11,258
                                                                     ----------
                                                                         93,040
                                                                     ----------
MEASURING & ANALYZING INSTRUMENTS - 1.8%
Agilent Technologies, Inc. (a)                               29           2,138
Bausch & Lomb, Inc.                                         125           9,687
Beckman Coulter, Inc.                                        29           1,699
Honeywell International, Inc.                                77           2,609
Teradyne, Inc. (a)                                           62           4,586
                                                                     ----------
                                                                         20,719
                                                                     ----------
PAPER PRODUCTS - 1.5%
International Paper Co.                                     181           5,387
Kimberly-Clark Corp.                                         66           3,787
Temple-Inland, Inc.                                          25           1,037
Westvaco Corp.                                              269           6,665
                                                                     ----------
                                                                         16,876
                                                                     ----------
PETROLEUM REFINING - 5.7%
BP Amoco PLC ADR                                            150           8,484
Chevron Corp.                                               119          10,110
Exxon Mobil Corp.                                           365          28,665
Lyondell Petrochemical Co.                                  211           3,539
Royal Dutch Petroleum Co.                                   254          15,655
                                                                     ----------
                                                                         66,453
                                                                     ----------
PRIMARY METAL - 0.3%
Alcoa, Inc.                                                 111           3,231
                                                                     ----------
RUBBER & PLASTIC - 0.4%
Grant Prideco, Inc. (a)                                     165           4,120
                                                                     ----------
STONE, CLAY, GLASS & CONCRETE - 1.6%
Corning, Inc.                                                21           5,694
Minnesota Mining &
Manufacturing Co.                                           130          10,750
USG Corp.                                                    63           1,923
                                                                     ----------
                                                                         18,367
                                                                     ----------
TRANSPORTATION EQUIPMENT - 5.1%
Boeing Co.                                                  333          13,915
Delphi Automotive Systems Corp.                             254           3,693
Ford Motor Co.                                              266          11,451
Johnson Controls, Inc.                                       82           4,182
Lockheed Martin Corp.                                       422          10,481
PACCAR, Inc.                                                137           5,441
United Technologies Corp.                                   171          10,038
Visteon Corp. (a)                                            35             404
                                                                     ----------
                                                                         59,605
                                                                     ----------
-------------------------------------------------------------------------------
MINING & ENERGY - 4.2%
CRUDE PETROLEUM & NATURAL GAS - 0.3%
Burlington Resources, Inc.                                   76           2,907
                                                                     ----------
OIL & GAS EXTRACTION - 1.2%
Falcon Drilling Co., Inc. (a)                               522          12,295
Transocean Sedco Forex, Inc.                                 31           1,675
                                                                     ----------
                                                                         13,970
                                                                     ----------
OIL & GAS FIELD SERVICES - 2.7%
Coflexip SA, ADR                                             23           1,408
Diamond Offshore Drilling, Inc.                             196           6,877
Petroleum Geo-Services ADR (a)                              239           4,080
Schlumberger Ltd.                                           162          12,082
Weatherford International, Inc. (a)                         165           6,561
                                                                     ----------
                                                                         31,008
                                                                     ----------
-------------------------------------------------------------------------------
RETAIL TRADE - 3.6%
BUILDING, HARDWARE & GARDEN SUPPLY - 0.3%
Home Depot, Inc.                                             69           3,453
                                                                     ----------
GENERAL MERCHANDISE STORES - 1.1%
Target Corp.                                                 61           3,561
Wal-Mart Stores, Inc.                                       151           8,684
                                                                     ----------
                                                                         12,245
                                                                     ----------
HOME FURNISHINGS & EQUIPMENT - 1.4%
Best Buy Co., Inc. (a)                                      129           8,128
Circuit City Stores, Inc.                                   101           3,342
RadioShack Corp.                                             94           4,439
                                                                     ----------
                                                                         15,909
                                                                     ----------
MISCELLANEOUS RETAIL - 0.5%
CVS Corp.                                                   159           6,368
                                                                     ----------
RESTAURANTS - 0.3%
Darden Restaurants, Inc.                                    206           3,348
                                                                     ----------

SERVICES - 7.0%
AMUSEMENT & RECREATION - 0.5%
Brunswick Corp.                                             227           3,766
Harrah's Entertainment, Inc. (a)                             89           1,853
                                                                     ----------
                                                                          5,619
                                                                     ----------
BUSINESS SERVICES - 0.4%
Manpower, Inc.                                              129           4,115
                                                                     ----------
COMPUTER RELATED SERVICES - 1.7%
America Online, Inc.                                        113           5,961
Automatic Data Processing, Inc.                             106           5,656
First Data Corp.                                            130           6,431
Network Appliance, Inc.                                      15           1,240
                                                                     ----------
                                                                         19,288
                                                                     ----------
COMPUTER SOFTWARE - 3.1%
Adobe Systems, Inc.                                          74           9,555
Check Point Software
Technologies Ltd. (a)                                         6           1,207
Microsoft Corp. (a)                                         159          12,696
Oracle Corp. (a)                                            148          12,475
                                                                     ----------
                                                                         35,933
                                                                     ----------
ENGINEERING, ACCOUNTING, RESEARCH &
MANAGEMENT - 0.5%
Dun & Bradstreet Corp.                                      215           6,149
                                                                     ----------
MOTION PICTURES - 0.8%
The Walt Disney Co.                                         156           6,035
Time Warner, Inc.                                            16           1,246
USA Networks, Inc. (a)                                      102           2,195
                                                                     ----------
                                                                          9,476
                                                                     ----------
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 10.3%
AIR TRANSPORTATION - 0.6%
Delta Air Lines, Inc.                                        80           4,025
UAL, Inc.                                                    56           3,259
                                                                     ----------
                                                                          7,284
                                                                     ----------
ELECTRIC SERVICES - 2.5%
Duke Energy Corp.                                            60           3,388
Edison International                                        236           4,832
Entergy Corp.                                               252           6,862
PG&E Corp.                                                  116           2,857
TXU Corp.                                                   165           4,853
Unicom Corp.                                                160           6,205
                                                                     ----------
                                                                         28,997
                                                                     ----------
RAILROAD - 0.4%
Union Pacific Corp.                                         138           5,128
                                                                     ----------
TELECOMMUNICATION - 6.8%
AT&T Corp.                                                  348          11,009
AT&T Wireless Group                                         178           4,967
Bell Atlantic Corp.                                         123           6,230
BellSouth Corp.                                             147           6,279
Chris-Craft Industries, Inc. (a)                             62           4,083
Comcast Corp., Class A, Special                              47           1,883
GTE Corp.                                                   201          12,537
SBC Communications, Inc., Class A                           409          17,707
Sprint Corp.                                                189           9,649
Telephone and Data Systems, Inc.                             24           2,436
US Cellular Corp. (a)                                        30           1,871
                                                                     ----------
                                                                         78,651
                                                                     ----------
-------------------------------------------------------------------------------
WHOLESALE TRADE - 0.7%
NONDURABLE GOODS - 0.7%
Sysco Corp.                                                 183           7,692
                                                                     ----------
Total Common Stocks (cost of $946,122) (b)                            1,095,111
                                                                     ----------
SHORT-TERM OBLIGATIONS - 2.2%
                                                            PAR
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd., dated
6/30/00, due 07/03/00 at 6.600% collateralized by
U.S. Treasury notes with various maturities to
2026, market value $26,476 (repurchase
proceeds $25,946)                                       $25,932          25,932
                                                                     ----------
OTHER ASSETS &
LIABILITIES, NET - 3.4%
                                                                         39,407
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                  $1,160,450
                                                                     ==========

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $947,514.

        ACRONYM                           NAME
        -------                ---------------------------
          ADR                  American Depositary Receipt

-------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------

June 30, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $946,122)                             $  1,095,111
Short-term obligations                                                 25,932
                                                                 ------------
                                                                    1,121,043
RECEIVABLE FOR:
  Investments sold                                 79,285
  Dividends                                         1,427
  Fund shares sold                                    782
  Interest                                              5
Other                                                   5              81,505
                                              -----------        ------------
    Total Assets                                                    1,202,548

LIABILITIES
PAYABLE FOR:
  Investments purchased                            38,262
  Fund shares repurchased                           2,927
ACCRUED:
  Management fee                                      414
  Bookkeeping fee                                      34
  Transfer agent fee                                  351
  Deferred Trustees' fees                              10
Other                                                 100
                                              -----------
    Total Liabilities                                                  42,098
                                                                 ------------
NET ASSETS                                                       $  1,160,450
                                                                 ------------
Net asset value & redemption price
  per share - Class A ($309,129/15,004)                              $  20.60(a)
                                                                 ------------
Maximum offering price per share -
  Class A ($20.60/0.9425)                                            $  21.86(b)
                                                                 ------------
Net asset value & offering price per
  share - Class B ($822,017/41,344)                                  $  19.88(a)
                                                                 ------------
Net asset value & offering price per
  share - Class C ($29,303/1,466)                                    $  19.99(a)
                                                                 ------------
Net asset value, offering and redemption
  price per share - Class Z ($1/c)                                   $  20.70
                                                                 ------------

COMPOSITION OF NET ASSETS
Capital paid in                                                    $  863,170
Overdistributed net investment income                                     (42)
Accumulated net realized gains                                        148,333
Net unrealized appreciation                                           148,989
                                                                 ------------
                                                                 $  1,160,450
                                                                 ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Rounds to less than one.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the Year Ended June 30, 2000
(In thousands)

INVESTMENT INCOME
Dividends                                                             $  15,573
Interest                                                                  1,967
                                                                      ---------
                                                                         17,540
EXPENSES
Management fee                                    $  9,580
Service fee - Class A, B, C                          3,100
Distribution fee - Class B                           6,593
Distribution fee - Class C                             245
Transfer agent fee                                   3,533
Bookkeeping fee                                        420
Trustees fee                                            56
Custodian fee                                           14
Audit fee                                               55
Legal fee                                                9
Registration fee                                        48
Reports to shareholders                                 67
Other                                                  170
                                                  --------
Fees waived by the
  Manager                                             (242)              23,648
                                                  --------            ---------
    Net Investment Loss                                                  (6,108)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
    Net Realized Gain                                                   183,532

Net Change in Unrealized Appreciation/
Depreciation During the Period                                         (170,106)
                                                                      ---------
    Net Gain                                                             13,426
                                                                      ---------
Increase in Net Assets from Operations                                $   7,318
                                                                      ---------

See notes to financial statements.

------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
(In thousands)
                                                                          YEAR ENDED JUNE 30,
                                                                 -------------------------------------
                                                                      2000                    1999
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment loss                                                    $   (6,108)         $   (3,897)
Net realized gain                                                         183,532              94,674
Net change in unrealized appreciation/depreciation                       (170,106)             62,504
                                                                       ----------          ----------
    Net Increase from Operations                                            7,318             153,281
                                                                       ----------          ----------
DISTRIBUTIONS:
From net realized gains - Class A                                         (23,656)            (13,375)
From net realized gains - Class B                                         (65,520)            (32,785)
From net realized gains - Class C                                          (2,406)             (1,307)
From net realized gains - Class Z                                              (a)                 --
                                                                       ----------          ----------
                                                                          (84,264)            105,814
                                                                       ----------          ----------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A                                        116,351             102,537
Value of distributions reinvested - Class A                                22,474              12,287
Cost of shares repurchased - Class A                                     (161,615)            (98,667)
                                                                       ----------          ----------
                                                                          (22,790)             16,157
                                                                       ----------          ----------
Receipts for shares sold - Class B                                        158,253             306,775
Value of distributions reinvested - Class B                                61,244              30,794
Cost of shares repurchased - Class B                                     (255,162)           (152,433)
                                                                       ----------          ----------
                                                                          (35,665)            185,136
                                                                       ----------          ----------
Receipts for shares sold - Class C                                          6,542              11,739
Value of distributions reinvested - Class C                                 2,315               1,245
Cost of shares repurchased - Class C                                      (12,520)             (8,663)
                                                                       ----------          ----------
                                                                           (3,663)              4,321
                                                                       ----------          ----------
Receipts for shares sold - Class Z                                             --                   1
Value of distributions reinvested - Class Z                                    (a)                 --
Cost of shares repurchased - Class Z                                           (a)                 --
                                                                       ----------          ----------
                                                                               (a)                 --
                                                                       ----------          ----------
Net Increase (Decrease) from Fund Share Transactions                      (62,118)            205,615
                                                                       ----------          ----------
    Total Increase (Decrease)                                            (146,382)            311,429
NET ASSETS
Beginning of period                                                     1,306,832             995,403
                                                                       ----------          ----------
End of period (net of overdistributed net investment income of
  $42 and $29, respectively)                                            1,160,450           1,306,832
                                                                       ----------          ----------
NUMBER OF FUND SHARES
Sold - Class A                                                              5,606               5,206
Issued for distributions reinvested - Class A                               1,129                 631
Repurchased - Class A                                                      (7,844)             (5,051)
                                                                       ----------          ----------
                                                                           (1,109)                786
                                                                       ----------          ----------
Sold - Class B                                                              7,858              15,926
Issued for distributions reinvested - Class B                               3,174               1,617
Repurchased - Class B                                                     (12,885)             (7,905)
                                                                       ----------          ----------
                                                                           (1,853)              9,638
                                                                       ----------          ----------
Sold - Class C                                                                326                 603
Issued for distributions reinvested - Class C                                 119                  65
Repurchased - Class C                                                        (630)               (445)
                                                                       ----------          ----------
                                                                             (185)                223
                                                                       ----------          ----------
Sold - Class Z                                                                 --                  (a)
Issued for distributions reinvested - Class Z                                  (a)                 --
Repurchased - Class Z                                                          (a)                 --
                                                                       ----------          ----------
                                                                               (a)                 (a)
                                                                       ----------          ----------

(a) Rounds to less than one.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Growth & Income Fund (formerly Colonial U.S. Growth & Income Fund) (the Fund), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management company. The Fund's investment objective is to seek long-term growth and income. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, class B shares will convert to class A shares as follows:

                                                      CONVERTS TO
                    ORIGINAL PURCHASE                CLASS A SHARES
                    -----------------                --------------
            Less than $250,000                          8 years
            $250,000 to less than $500,000              4 years
            $500,000 to less than $1,000,000            3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and the Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee per share applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:

Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

            AVERAGE NET ASSETS                ANNUAL FEE RATE
            ------------------                ---------------
            First $1 billion                       0.80%
            Over $1 billion                        0.70%

The Manager has voluntarily agreed, until further notice, to waive a portion of the 0.70% management fees in excess of $1 billion so that it does not exceed 0.60% annually.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage of the Fund's average net assets as follows:

            AVERAGE NET ASSETS                ANNUAL FEE RATE
            ------------------                ---------------
            First $50 million                    No Charge
            Next $950 million                      0.035%
            Next $1 billion                        0.025%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provided shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For year ended June 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $86,259 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $10,339, $3,368,614 and $9,588 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the year ended June 30, 2000, purchases and sales of investments, other than short-term obligations, were $967,460,800 and $1,154,682,352, respectively.

Unrealized appreciation (depreciation) at June 30, 2000 based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                               $242,154,581
   Gross unrealized depreciation                                (94,556,978)
                                                               ------------
       Net unrealized appreciation                             $147,597,602
                                                               ------------

OTHER:

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended June 30, 2000.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the year ended June 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $295,063.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                           YEAR ENDED JUNE 30, 2000
                                                      CLASS A             CLASS B             CLASS C             CLASS Z
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 21.840            $ 21.290            $ 21.390            $ 21.880
                                                      --------            --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)                       0.011              (0.137)             (0.138)              0.062
Net realized and unrealized gain                         0.249               0.227               0.238               0.258
                                                      --------            --------            --------            --------
Total from Investment Operations                         0.260               0.090               0.100               0.320
                                                      --------            --------            --------            --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                 (1.500)             (1.500)             (1.500)             (1.500)
                                                      --------            --------            --------            --------
NET ASSET VALUE, END OF PERIOD                        $ 20.600            $ 19.880            $ 19.990            $ 20.700
                                                      ========            ========            ========            ========
Total return(c)                                           1.43%               0.64%               0.68%               1.72%
                                                      ========            ========            ========            ========
RATIOS TO AVERAGE NET ASSETS
Expenses(b)                                               1.35%               2.10%               2.10%               1.10%
Net investment income (loss)(b)                           0.06%              (0.69)%             (0.69)%              0.31%
Portfolio turnover                                          81%                 81%                 81%                 81%
Net assets at end of period (000)                     $309,129            $822,017            $ 29,303            $      1

(a) Per share data was calculated using average shares outstanding during the period.
(b) Net of fees waived by the Manager which amounted to $0.004 and 0.10%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------------------------------------------------
Federal Income Tax information (unaudited)

For the fiscal year ended June 30, 2000 the Fund earned $150,278 of long term capital gains all of which is 20% rate gain.
--------------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30, 1999
                                                      CLASS A             CLASS B             CLASS C            CLASS Z(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 20.020            $ 19.680            $ 19.780            $ 20.670
                                                      --------            --------            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                          0.036              (0.109)             (0.110)              0.028
Net realized and unrealized gain                         2.654               2.589               2.590               1.182
                                                      --------            --------            --------            --------
Total from Investment Operations                         2.690               2.480               2.480               1.210
                                                      --------            --------            --------            --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                 (0.870)             (0.870)             (0.870)               --
                                                      --------            --------            --------            --------
NET ASSET VALUE, END OF PERIOD                        $ 21.840            $ 21.290            $ 21.390            $ 21.880
                                                      ========            ========            ========            ========
Total return(c)                                          13.97%              13.12%              13.05%               5.85%(d)
                                                      ========            ========            ========            ========
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                               1.41%               2.16%               2.16%               1.21%(f)
Net investment income(loss) (e)                           0.19%              (0.56)%             (0.56)%              0.30%(f)
Portfolio turnover                                          79%                 79%                 79%                 79%
Net assets at end of period (000)                     $351,972            $919,542            $ 35,317            $      1

(a) Class Z shares were initially offered on January 11, 1999. Per share amounts reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                          YEAR ENDED JUNE 30, 1998
                                                                CLASS A             CLASS B            CLASS C(b)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 17.550            $ 17.370             $ 17.440
                                                               --------            --------             --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                                   0.097              (0.043)              (0.044)
Net realized and unrealized gain                                  4.620               4.553                4.584
                                                               --------            --------             --------
Total from Investment Operations                                  4.717               4.510                4.540
                                                               --------            --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.010)               --                   --
In excess of net investment income                               (0.037)               --                   --
From net realized gains                                          (2.200)             (2.200)              (2.200)
                                                               --------            --------             --------
Total Distributions Declared to Shareholders                     (2.247)             (2.200)              (2.200)
                                                               --------            --------             --------
NET ASSET VALUE, END OF PERIOD                                 $ 20.020            $ 19.680             $ 19.780
                                                               ========            ========             ========
Total return(c)                                                   28.66%              27.67%               27.73%
                                                               ========            ========             ========
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                                        1.41%               2.16%                2.16%
Net investment income (loss)(d)                                    0.53%              (0.22)%              (0.22)%
Portfolio turnover                                                   53%                 53%                  53%
Net assets at end of period (000)                              $306,864            $660,305             $ 28,234

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class D shares were redesignated to Class C shares on July 1, 1997.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                           YEAR ENDED JUNE 30, 1997
                                                                CLASS A             CLASS B             CLASS C
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 14.470            $ 14.360             $ 14.410
                                                               --------            --------             --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                                   0.099              (0.015)              (0.015)
Net realized and unrealized gain                                  4.314               4.275                4.295
                                                               --------            --------             --------
Total from Investment Operations                                  4.413               4.260                4.280
                                                               --------            --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.072)               --                   --
In excess of net investment income                               (0.011)               --                   --
From net realized gains                                          (1.250)             (1.250)              (1.250)
                                                               --------            --------             --------
Total distributions Declared to Shareholders                     (1.333)             (1.250)              (1.250)
                                                               --------            --------             --------
NET ASSET VALUE, END OF PERIOD                                 $ 17.550            $ 17.370             $ 17.440
                                                               --------            --------             --------
Total return(b)                                                   32.13%              31.21%               31.24%
                                                               --------            --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                                        1.45%               2.20%                2.20%
Net investment income (loss)(c)                                    0.65%              (0.10)%              (0.10)%
Portfolio turnover                                                   83%                 83%                  83%
Net assets at end of period (000)                              $215,680            $411,670             $ 11,553

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                         YEAR ENDED JUNE 30, 1996
                                                               CLASS A             CLASS B             CLASS C
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 13.260            $ 13.180             $ 13.240
                                                               --------            --------             --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                                   0.121               0.017                0.016
Net realized and unrealized gain                                  2.292               2.265                2.268
                                                               --------            --------             --------
Total from Investment Operations                                  2.413               2.282                2.284
                                                               --------            --------             --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                       (0.118)             (0.017)              (0.029)
From net realized gains                                          (1.085)             (1.085)              (1.085)
                                                               --------            --------             --------
Total distributions Declared to Shareholders                     (1.203)             (1.102)              (1.114)
                                                               --------            --------             --------
NET ASSET VALUE, END OF PERIOD                                 $ 14.470            $ 14.360             $ 14.410
                                                               --------            --------             --------
Total return(b)                                                   18.85%              17.91%               17.84%
                                                               --------            --------             --------
RATIOS TO AVERAGE NET ASSETS
Expenses(c)                                                        1.45%               2.20%                2.20%
Net investment income (loss)(c)                                    0.87%               0.12%                0.12%
Portfolio turnover                                                   89%                 89%                  89%
Net assets at end of period (000)                              $168,554            $306,718             $  8,458

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years'
    ratios are net of benefits received, if any.

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REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI AND THE SHAREHOLDERS OF
LIBERTY GROWTH & INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Growth & Income Fund (formerly Colonial U.S. Growth & Income Fund) (the "Fund") (a series of Liberty Funds Trust VI), at June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2000

-------------------------------------------------------------------------------
TRUSTEE & TRANSFER AGENT
-------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD  W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst
(formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth & Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth & Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Growth & Income Fund

-------------------------------------------------------------------------------

                               GIVE ME LIBERTY.(SM)

WE BELIEVE IN FINANCIAL CHOICE

      At Liberty, its our job to help you achieve your financial goals. So whether it's saving for your kids education, building your retirement nest egg, or managing your income . . . we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom however you define it.

WE BELIEVE IN PROFESSIONAL ADVICE

      Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long-term. It's a relationship that's focused on you and your needs.

-------------------------------------------------------------------------------

Liberty Growth & Income Fund ANNUAL REPORT, JUNE 30, 2000
                                                                 --------------
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                                               779-02/254C-0700 (08/00) 00/1368